Employee Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation expense relating to short term incentive plans
Total costs relating to STI Plans were recorded as follows, for each period presented:

	Year Ended December 31,
	2011	2010	2009
Cost of products sold	$3.2	$2.9	$2.8
Selling, administrative, research and development and general	5.2	3.9	3.2
Total costs recorded in connection with STI Plans	$8.4	$6.8	$6.0

The following table presents the allocation of the charges detailed above, by segment:

	Year Ended December 31,
	2011	2010	2009
Fabricated Products segment	$5.9	$4.8	$4.7
All Other	2.5	2.0	1.3
Total costs recorded in connection with STI Plans	$8.4	$6.8	$6.0

Non-cash compensation expense
Recorded costs by type of award under LTI programs were as follows, for each period presented:

	Year Ended December 31,
	2011	2010	2009
Service-based non-vested common shares and restricted stock units	$4.1	$3.6	$7.9
Performance shares	1.1	0.8	0.9
Service-based stock options	—	0.1	0.3
Total non-cash compensation expense	$5.2	$4.5	$9.1

The following table presents the allocation of the charges detailed above, by segment:

	Year Ended December 31,
	2011	2010	2009
Fabricated Products [1]	$1.5	$1.4	$3.5
All Other	3.7	3.1	5.6
Total non-cash compensation expense	$5.2	$4.5	$9.1
_________

[1]
Of the $3.5 compensation charge allocated to the Fabricated Products segment in 2009, $0.8 of the amount relates to the accelerated vesting of previously granted stock-based payments in connection with the Company's restructuring efforts in 2009 (see Note 16).

Unrecognized gross compensation cost data
The following table presents unrecognized gross compensation cost data, by type of award:

	December 31, 2011
	Unrecognized gross compensation costs, by award type	Expected period (in years) over which the remaining gross compensation costs will be recognized, by award type
Service-based non-vested common shares and restricted stock units	$3.1	1.7
Performance shares	$3.1	2.0

Fair value of non-vested common shares, restricted stock units, and performance shares
A summary of the activity with respect to non-vested common shares, restricted stock units and performance shares for the year ended December 31, 2011 is as follows:

	Non-Vested Common Shares		Restricted Stock Units		Performance Shares
	Shares	Weighted-Average Grant-Date Fair Value per Share	Units	Weighted-Average Grant-Date Fair Value per Unit	Shares	Weighted-Average Grant-Date Fair Value per Share
Outstanding at December 31, 2010	268,864	$27.91	7,872	$21.74	686,895	$26.84
Granted	83,066	47.07	2,182	46.59	188,741	46.65
Vested	(146,205)	36.84	(3,982)	17.16	(13,462)	62.83
Forfeited	(2,889)	33.47	—	—	(15,441)	26.24
Canceled	—	—	—	—	(68,799)	74.34
Outstanding at December 31, 2011	202,836	$29.24	6,072	$33.67	777,934	$26.84